Members’ equity (deficit) (Details Narrative) - Rubicon Technologies L L C [Member] - Series E Preferred Stock [Member] - Rubicon [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) shares
Subsidiary or Equity Method Investee [Line Items]
Warrants issued | $	$ 32,500
Number of shares issued, shares | shares	1,083,008